Financial risk management objectives and policies - Schedule of Unrealized Gains (Losses) in Fair Value of Hedging Instruments in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	$ (3.5)	$ (13.3)	$ (0.5)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	(4.4)	(8.1)	(1.8)
Tax expense (recovery)	$ 1.5	$ 2.8	$ 0.3